Warrant Liabilities and SoftBank Debt Financing - Gain (Loss) From Change in Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Gain (loss) from change in fair value of warrant liabilities (including from related party financial instruments of $(345,271), $819,647, and $(373,738) for the years ended December 31, 2021, 2020 and 2019, respectively. See Note 13)	$ (342,939)	$ 819,647	$ 239,145
SoftBank Senior Unsecured Notes Warrant
Class of Warrant or Right [Line Items]
Gain (loss) from change in fair value of warrant liabilities (including from related party financial instruments of $(345,271), $819,647, and $(373,738) for the years ended December 31, 2021, 2020 and 2019, respectively. See Note 13)	(230,179)	288,674	0
2020 LC Facility Warrant
Class of Warrant or Right [Line Items]
Gain (loss) from change in fair value of warrant liabilities (including from related party financial instruments of $(345,271), $819,647, and $(373,738) for the years ended December 31, 2021, 2020 and 2019, respectively. See Note 13)	(115,092)	144,335	0
Private Warrants
Class of Warrant or Right [Line Items]
Gain (loss) from change in fair value of warrant liabilities (including from related party financial instruments of $(345,271), $819,647, and $(373,738) for the years ended December 31, 2021, 2020 and 2019, respectively. See Note 13)	2,332	0	0
2019 Warrant
Class of Warrant or Right [Line Items]
Gain (loss) from change in fair value of warrant liabilities (including from related party financial instruments of $(345,271), $819,647, and $(373,738) for the years ended December 31, 2021, 2020 and 2019, respectively. See Note 13)	0	386,638	(217,466)
Amended 2018 Warrant
Class of Warrant or Right [Line Items]
Gain (loss) from change in fair value of warrant liabilities (including from related party financial instruments of $(345,271), $819,647, and $(373,738) for the years ended December 31, 2021, 2020 and 2019, respectively. See Note 13)	$ 0	$ 0	$ 456,611